Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 27, 2013	Dec. 28, 2012	Sep. 27, 2013
2012 Tax Sharing Agreement
Tax Sharing Agreement [Line Items]
Other assets	$ 0		$ 0
Net receivable	0		0
Accrued and other current liabilities	(33)		(33)
Other liabilities	(36)		(36)
Tax sharing agreement related liabilities	(69)		(69)
Net liability	(69)		(69)
(Expense)	(2)	(10)
2007 Tax Sharing Agreement
Tax Sharing Agreement [Line Items]
Other assets	68		67
Net receivable	68		67
Accrued and other current liabilities	(130)		(130)
Other liabilities	(254)		(254)
Tax sharing agreement related liabilities	(384)		(384)
Net liability	$ (316)		$ (317)